Nature of Operations and Summary of Significant Accounting Policies (Details 2) (Accounts receivable, Credit concentration, Commonwealth of Pennsylvania, USD $) In Millions, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
Accounts receivable | Credit concentration | Commonwealth of Pennsylvania
Concentrations of Credit Risk
Accounts receivable	$ 7.8	$ 4.6